SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2006
                                                --------------------

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION
Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA          April 25, 2006
 ----------------------------   -----------------------    -----------------
         [Signature] [City, State] [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________      ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                                  -------------------------

Form 13F Information Table Entry Total:                    130
                                                  -------------------------

Form 13F Information Table Value Total:                  264,924
                                                  -------------------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           ASSET ADVISORS CORPORATION

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 3/31/06


                                                 Market                Investment Descretion                  Voting Authority
          Title                   CUSIP          Value                -------------------------  Other   ---------------------------
Name of Issuer & of Class         Number        (1000's)     Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    ---------     ------   ------- --------- -------- ------- ------- ---------  --------
totals                           130            264924       6533179  6533179                                              6533179

Exxon Mobil Corporation          30231G102       10402        170913   170913                                               170913
Coca-Cola Company                191216100        9525        227489   227489                                               227489
T Rowe Price Group.              74144T108        9404        120245   120245                                               120245
I Shares US Total Mkt            464287846        8257        130300   130300                                               130300
Johnson & Johnson                478160104        7564        127719   127719                                               127719
ConocoPhillips                   20825C104        7346        116320   116320                                               116320
American Express Co              025816109        7128        135640   135640                                               135640
Cameco Corp                      13321L108        6965        193460   193460                                               193460
Microsoft Corp.                  594918104        6790        249557   249557                                               249557
Peabody Energy Corp              704549104        5616        111400   111400                                               111400
Southeastern Bk Fin Corp         841584105        5586        146998   146998                                               146998
Sunrise Assisted Living          86768K106        5570        142920   142920                                               142920
General Electric Co              369604103        5346        153720   153720                                               153720
Bank of America Corp             060505104        5260        115498   115498                                               115498
Intl Game Technology             459902102        5127        145560   145560                                               145560
Church & Dwight Co               171340102        4837        131000   131000                                               131000
FedEx Corp                       31428X106        4803         42526    42526                                                42526
Hershey Foods Corp               427866108        4554         87192    87192                                                87192
_Jefferson Pilot Corp            475070108        4526         80903    80903                                                80903
Paychex Inc.                     704326107        4442        106625   106625                                               106625
Wachovia Corp                    929903102        4018         71693    71693                                                71693
St Joe Company                   790148100        3902         62100    62100                                                62100
Medco Health Solutions Inc       58405U102        3605         62995    62995                                                62995
Brown Forman Corp                115637209        3417         44400    44400                                                44400
Royal Dutch Shell Adr            780259206        3322         53364    53364                                                53364
General Dynamics Corp            369550108        3244         50700    50700                                                50700
PetroChina Co                    71646E100        3169         30200    30200                                                30200
Suntrust Banks Inc               867914103        3152         43327    43327                                                43327
Cousins Properties Inc           222795106        3137         93850    93850                                                93850
AGL Resources Inc                047753108        3110         86276    86276                                                86276
Zimmer Holdings Inc              98956P102        3097         45810    45810                                                45810
ThreeM (3M) Company              88579Y101        3062         40451    40451                                                40451
Morgan Stanley India
  Investment Fd                  61745C105        3050         60991    60991                                                60991
Equity Rsntl Pptys Tr            29476L107        2917         62332    62332                                                62332
Charles Schwab Corp              808513105        2895        168230   168230                                               168230
BerkshireHathawayClB             084670207        2852           947      947                                                  947
Procter & Gamble Co              742718109        2666         46253    46253                                                46253
Merck & Co Inc                   589331107        2429         68942    68942                                                68942
Mediacom Communications
  Corp ClA                       58446K105        2291        398484   398484                                               398484
Sector Spdr Engy Select          81369Y506        2277         41850    41850                                                41850
Newmont Mining Corp              651639106        2257         43500    43500                                                43500
Duke Realty                      264411505        2129         56100    56100                                                56100
Stan&Poors Dep Recs              78462F103        1884         14515    14515                                                14515
Carnival Corp                    143658300        1828         38600    38600                                                38600
Clarcor Inc                      179895107        1780         50000    50000                                                50000
American Int'l Group             026874107        1728         26142    26142                                                26142
Colonial Properties Trust        195872106        1721         34327    34327                                                34327
Diebold Inc                      253651103        1695         41240    41240                                                41240
Alltel Corp.                     020039103        1651         25500    25500                                                25500
Health Care Ppty Inv Inc         421915109        1647         58000    58000                                                58000
Walt Disney Holdings Co          254687106        1622         58140    58140                                                58140
T I B Financial Corp             872449103        1604         53000    53000                                                53000
Young Innovations Inc            987520103        1453         39800    39800                                                39800
Rio Tinto Plc Adr                767204100        1346          6500     6500                                                 6500
Wolseley Plc Adr                 97786P100        1332         26800    26800                                                26800
Block (H&R) Inc                  093671105        1314         60700    60700                                                60700
Cisco Systems                    17275R102        1280         59060    59060                                                59060
Deere & Co                       244199105        1233         15600    15600                                                15600
G&K Services Inc                 361268105        1191         28000    28000                                                28000
Consolidated Water Co Inc        G23773107        1176         48000    48000                                                48000
Intern'l Business Mach           459200101        1148         13916    13916                                                13916
Wal-Mart Stores                  931142103        1146         24265    24265                                                24265
Greater China Fund               39167B102        1138         64615    64615                                                64615
Watts Water Tech Inc A           942749102        1068         29400    29400                                                29400
Delta & Pine Land Co             247357106        1067         35386    35386                                                35386
Johnson Controls Inc             478366107        1063         14000    14000                                                14000
Pfizer Inc.                      717081103        1048         42041    42041                                                42041
Forest Laboratories Inc          345838106         982         22000    22000                                                22000
Cross Timbers Royalty Tr         22757R109         943         20250    20250                                                20250
Home Depot                       437076102         943         22298    22298                                                22298
Polaris Industries Inc           731068102         916         16784    16784                                                16784
BellSouth Corp                   079860102         838         24185    24185                                                24185
Chattem Incorporated             162456107         787         20900    20900                                                20900
Scottish Power Plc Adr           81013T705         778         19300    19300                                                19300
Southern Company                 842587107         745         22749    22749                                                22749
Kimberly Clark Corp              494368103         717         12412    12412                                                12412
PepsiCo Incorporated             713448108         702         12140    12140                                                12140
Anheuser-Busch Co Inc            035229103         682         15940    15940                                                15940
Lilly (Eli) & Co                 532457108         666         12042    12042                                                12042
Flaherty & Crumrine Pfd Inc Fnd  33848E106         656         57200    57200                                                57200
Amgen Inc                        031162100         637          8750     8750                                                 8750
AT&T Corp                        001957505         621         22959    22959                                                22959
General Growth Properties Inc    370021107         601         12300    12300                                                12300
Harley Davidson Inc              412822108         586         11300    11300                                                11300
Honeywell International          438516106         586         13700    13700                                                13700
iShares Trust Tips               464287176         544          5400     5400                                                 5400
Florida East Coast Inds          340632108         539         10000    10000                                                10000
Schlumberger Ltd                 806857108         532          4200     4200                                                 4200
Ameriprise Financial Inc         03076C106         499         11072    11072                                                11072
Genuine Parts Co                 372460105         490         11176    11176                                                11176
Swiss Helvetia Fund Inc          870875101         454         27062    27062                                                27062
Dover Corporation                260003108         437          9000     9000                                                 9000
Harrah's Entertainment Inc       413619107         421          5400     5400                                                 5400
ChevronTexaco Corp               166764100         421          7256     7256                                                 7256
Intuit Inc                       461202103         404          7600     7600                                                 7600
Texas Pacific Land Trust         882610108         390          2650     2650                                                 2650
Barrick Gold Corp.               '02451E109        390         14300    14300                                                14300
IDEXX Laboratories Inc.          45168D104         380          4400     4400                                                 4400
Intel Corp                       458140100         345         17732    17732                                                17732
Unitedhealth Group Inc           91324P102         341          6100     6100                                                 6100
JP Morgan Chase & Co             46625H100         339          8133     8133                                                 8133
Morgan Stanley                   617446448         338          5380     5380                                                 5380
Emerson Electric Co              291011104         335          4000     4000                                                 4000
Cogdell Spencer Inc              19238U107         330         15500    15500                                                15500
Chicos FAS Inc                   168615102         325          8000     8000                                                 8000
Regions Financial Corp           7591EP100         325          9227     9227                                                 9227
Georgia Pwr Cap V 7.125          37333R308         324         12800    12800                                                12800
Caremark Rx Inc                  141705103         320          6500     6500                                                 6500
Fortune Brands                   349631100         300          3726     3726                                                 3726
Internap Network Services Corp   45885A102         289        307770   307770                                               307770
Constellation Brand Cl A         21036P108         283         11300    11300                                                11300
Abbott Labs                      002824100         282          6640     6640                                                 6640
CitiGroup Inc                    172967101         275          5817     5817                                                 5817
Allstate Corp                    020002101         272          5226     5226                                                 5226
Duke Energy                      264399106         261          8970     8970                                                 8970
Cintas Corp                      172909105         256          6000     6000                                                 6000
Verizon Communications           92343V104         239          7028     7028                                                 7028
Macrovision                      555904101         235         10600    10600                                                10600
Lowes Companies Inc              548661107         232          3600     3600                                                 3600
PS Water Resource                73935X575         231         12800    12800                                                12800
FPL Group                        302571104         230          5726     5726                                                 5726
JM Smuckers Co                   832696405         227          5720     5720                                                 5720
Thermo Electron Corp             883556102         226          6100     6100                                                 6100
SCANA Corp                       805898103         220          5600     5600                                                 5600
Boeing Company                   097023105         218          2800     2800                                                 2800
Bristol Myers Squibb Co          110122108         217          8830     8830                                                 8830
Migratec Inc                     598622108           0         20000    20000                                                20000
Fidelity Southern Corp           316320100         188         10560    10560                                                10560
Flag Financial Corp              33832H107         178         10000    10000                                                10000
126 equities less than 10000
  shares and less than $200000   n/a              7247        231942   231942                                               231942
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